Summary of Significant Accounting Policies - Schedule of Earnings Per Share Anti-diluted (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Excluded potentially dilutive securities	1,425,803	2,264,914	64,540,711	77,240,834
Warrants to Purchase Common Stock [Member]
Excluded potentially dilutive securities	1,229,710	2,068,821	58,657,911	62,064,634
Series C-1 Convertible Preferred Stock [Member]
Excluded potentially dilutive securities	196,093	196,093	5,882,800